Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation

22. Share-Based Compensation

The Company issues share-based compensation awards under the EverBank Financial Corp Equity Incentive Plan. These awards include stock options and nonvested stock. All awards granted are approved by the Compensation Committee of the Board of Directors. Shares repurchased are cancelled and are not reissued. New common shares are issued from authorized and available shares. At December 31, 2011, a total of 3,574,468 shares were available for future grants. The Company’s compensation expense and its related income tax benefit are as follows:

	2011	2010	2009
Share-based compensation expense	$3,732	$4,293	$5,799
Income tax benefit	1,318	1,599	2,287

Option Plans—The Company issues stock options under the EverBank Financial Corp Equity Incentive Plan. These options allow certain employees of the Company and other subsidiaries to purchase shares of common stock as an incentive for continued performance.

The fair value of options as determined by the Black-Scholes option-pricing model is recognized as compensation expense on a straight-line basis over the vesting period. In determining compensation expense, the Company evaluates annual forfeiture rates for stock options based on historical experience.

Significant assumptions used in the Black-Scholes option-pricing model to determine the fair value of stock options were as follows:

	2011	2010	2009
Risk-free interest rate	2.67% - 3.33%	2.15% - 3.62%	1.90% - 2.48%
Expected volatility	25.34% - 25.99%	25.84% - 32.16%	32.16%
Weighted-average expected volatility	25.66%	27.25%	32.16%
Expected term (years)	8.80	8.60 - 8.80	8.60
Dividend yield	—%	—%	—%

The risk-free interest rate is based on the U.S. Treasury constant maturity yield for treasury securities with maturities approximating the expected life of the options granted on the date of grant. The expected option terms were based on the Company’s historical exercise and post-vesting termination behaviors. The Company analyzes a group of publicly-traded peer institutions to determine the expected volatility of its stock. The peer group is assessed for adequacy annually, or as circumstances indicate significant changes to the composition of the peer group are warranted.

Options vest over various periods, generally one to five years, and terms range from five to 10 years. Based on historical experience and the characteristics of the grantee, the Company uses estimated forfeiture rates that range from 0% to 36% over the term of the options. Amounts included in compensation expense reflect the fair value of the underlying options as of the grant date multiplied by the number of options expected to vest, accrued on a straight-line basis over the applicable vesting period.

A summary of the Company’s stock option activity for the year ended December 31, 2011, is as follows:

	Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding, beginning of year	11,336,985	$10.36
Granted	741,187	15.90
Exercised	(523,845)	3.06		$5,970
Forfeited	(20,250)	15.90
Expired	(11,250)	5.33
Cancelled	(15,750)	12.88

Outstanding, end of year	11,507,077	$11.04	5.7	$38,856

Options fully vested and exercisable at year end	6,001,950	$8.24	4.2	$33,538
Options expected to vest	5,209,547	$14.17	7.4	$4,687

The following table provides additional information related to options awarded and options exercised for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Options awarded	741,187	1,564,665	364,500
Weighted-average grant date fair value of options awarded	$5.29	$3.06	$3.26
Options exercised	523,845	27,000	110,250
Total intrinsic value of options exercised	$5,970	$79	$800
Cash received upon exercise of options	$1,604	$208	$288

Nonvested Stock—The Company issues nonvested shares of stock to certain employees as an incentive for continued employment. The shares generally vest based on future service with the Company. Compensation expense is based on the estimated fair value of the shares at the date of issuance and is recognized on a straight-line basis over the applicable vesting schedule. Compensation expense not yet recognized for nonvested stock was $496 at December 31, 2011 and is expected to be recognized over a weighted-average period of 17 months.

A summary of the Company’s nonvested stock activity for the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011		2010		2009
	Nonvested Stock	Weighted- Average Grant Date Fair Value	Nonvested Stock	Weighted- Average Grant Date Fair Value	Nonvested Stock	Weighted- Average Grant Date Fair Value
Outstanding, beginning of year	629,265	$7.13	671,160	$6.89	632,400	$6.78
Issued	14,175	14.33	19,410	11.99	64,665	7.92
Vested	(169,695)	6.56	(60,300)	6.09	(22,905)	6.51
Forfeited	(3,140)	11.69	(1,005)	7.73	(3,000)	7.73

Outstanding, end of year	470,605	$7.52	629,265	$7.13	671,160	$6.89